Schedule of reconciliation of consolidated balance sheets (Details)	Apr. 30, 2025 USD ($)
Carrying amounts of major classes of assets
Cash	$ 15,288
Accounts receivable	1,839
Due from Quantum	239,116
Prepaid expenses and other current assets	120,936
Property and equipment, net	2,589
Total assets of disposed entity	379,768
Carrying amounts of major classes of liabilities
Accounts payable	7,066
Contract liabilities	39,755
Taxes payable	1,298
Accrued expenses	55,371
Total liabilities of disposed entity	103,490
Net assets disposed of	276,278
Net assets disposed	276,278
Reclassification of currency translation reserve	48,013
Total assets	324,291
Consideration	(271,594)
Loss on disposal of subsidiary	52,697
Cash proceeds on disposal
Less: Cash and bank balances in subsidiary disposed of	(15,090)
Net cash outflow on disposal	$ 15,090